Financial assets, liabilities and financial result (excluding Orange Bank) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

(in millions of euros)	Orange	O/w	Note	O/w	Note	O/w
	consolidated	telecom		Orange		eliminations
	financial	activities		Bank		telecom
	statements					activities / bank
Non-current financial assets related to Orange Bank activities	1,259	—		1,259	16.1.1	—
Non-current financial assets	1,208	1,235	12.7	—		(27)	(1)
Non-current derivatives assets	562	562	12.8	—	16.1.3	—
Current financial assets related to Orange Bank activities	3,095	—		3,098	16.1.1	(3)
Current financial assets	4,766	4,766	12.7	—		—
Current derivatives assets	12	12	12.8	—	16.1.3	—
Cash and cash equivalents	6,481	6,112		369		—
Non-current financial liabilities related to Orange Bank activities	—	—		27	16.1.2	(27)	(1)
Non-current financial liabilities	33,148	33,148	12.3	—		—
Non-current derivatives liabilities	487	413	12.8	74	16.1.3	—
Current financial liabilities related to Orange Bank liabilities	4,279	—		4,280	16.1.2	—
Current financial liabilities	3,925	3,928	12.3	—		(3)
Current derivatives liabilities	22	22	12.8	—	16.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of credit rating

	Standard	Moody’s	Fitch	Japan
	& Poor’s		Ratings	Credit Rating
Long-term debt	BBB+	Baa1	BBB+	A
Outlook	Stable	Stable	Stable	Stable
Short-term debt	A2	P2	F2	Not applicable

Schedule of financial assets

After application of IFRS 9 on January 1, 2018, the financial assets break down as follows:

(in millions of euros)	December 31, 2019				December 31, 2018		January 1, 2018 (1)
				Financial assets
				related to telecom
				activities including
				transactions with
				Orange Bank
	Non-current		Current	Total	Total		Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	277		—	277	254		208
Investments securities	277		—	277	254		208
Financial assets at fair value through profit or loss	257		4,696	4,953	4,041		4,347
Investments at fair value	—		4,696	4,696	2,683		2,647
o/w negotiable debt securities (2)	—		4,696	4,696	2,679		2,498
o/w other	—		—	—	4		149	(3)
Investments securities	133		—	133	805		1,005
Cash collateral paid (4)	123		—	123	553		695
Financial assets at amortized cost	701		71	772	762		405
Receivables related to investments(5)	52		18	70	55		46
Other	649	(6)	52	702	707	(6)	359
Total financial assets	1,235		4,766	6,001	5,057		4,960

(1)	Figures have been adjusted after IFRS 9 application.
(2)	NEUCP only.
(3)	OAT bonds (repurchase agreement with Orange Bank).
(4)	See Note 13.5.
(5)	Including loan from Orange SA to Orange Bank for 27 million euros.
(6)	Including the escrowed amount of 346 million euros related to the Digicel litigation.

As of 2017, for which the IFRS 9 standard was not applied as authorized by the standard, the financial assets broke down as follows:

(in millions of euros)	December 31, 2017
Assets available for sale
Equity securities	1,067
Financial assets at fair value
Investments at fair value	2,647
o/w negotiable debt securities	2,498
o/w others	149	(1)
Equity securities measured at fair value	146
Cash collateral paid	695
Other financial assets
Receivables related to investments	46	(2)
Other	359
Total	4,960

(1)	OAT bonds (repurchase agreement with Orange Bank).
(2)	Including loan from Orange SA to Orange Bank for 27 million euros.

Schedule of investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss

(in millions of euros)	2019	2018
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the opening balance	254	208
Acquisitions	52	75
Changes in fair value	(25)	(22)
Sales	(2)	(7)
Other movements	(2)	—
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the closing balance	277	254

Schedule of investment securities measured at fair value through profit or loss

Investment securities measured at fair value through profit or loss

(in millions of euros)	2019	2018
Investment securities measured at fair value through profit or loss - in the opening balance	805	1,005
Changes in fair value	17	(101)
Sale of BT shares	(659)	(53)
Other movements	(29)	(46)
Investment securities measured at fair value through profit or loss - in the closing balance	133	805

For the period 2017 for which IFRS 9 was not applied as authorized, the change in investment securities broke down as follows:

(in millions of euros)	2017
Investment securities - in the opening balance	1,878
Sale of one third of BT shares	(570)
Impairment of BT shares maintained excluding effect of FX risk hedge	(325)
Changes in fair value	20
Other movements	64
Investment securities - in the closing balance	1,067

Schedule of change in cash flow hedge reserve

(in millions of euros)	2017
Gain (loss) recognized in other comprehensive income during the period (1)	51
Reclassification in financial result for the period	(10)
Reclassification in operating income for the period	(3)
Reclassification in initial carrying amount of hedged item	11
Other comprehensive income	49

Schedule of hedges unmatured and their effects on financial statements

(in millions of euros)	Hedged risk
	Total	Exchange and interest
		rate risk	Exchange risk	Interest rate risk

Hedging instruments	328	Cross Currency Swap	Forward	Interest rate swap
			FX swap	Option
			Option
Carrying amount - asset	557	554	2	1
Carrying amount - liability	(229)	(190)	(3)	(36)

Change in cash flow hedge reserve	144	148	(10)	7
Gain (loss) recognized in other comprehensive income	179	184	(12)	7
Reclassification in financial result	(38)	(36)	(1)	(1)
Reclassification in operating income	1	—	1	—
Reclassification in initial carrying amount of hedged item	2	—	2	—

Cash flow hedge reserve	(123)	(95)	(6)	(22)
o/w related to unmatured hedging instruments	(542)	(513)	(6)	(22)
o/w related to discontinued hedges	418	418	—	—
Hedged item		Bonds and credit line	Purchases of handsets	Bonds and Leasing
			and equipment

		Current and non current	Property, plant and	Other Liabilities and Financial Liabilities -
Balance sheet item		financial liabilities	equipment	current and non current

The main hedges unmatured at December 31, 2018, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest	Exchange risk	Interest rate risk
		rate risk

Hedging instruments	(160)	Cross Currency Swap	Forward	Interest rate swap
			FX swap
			Option
Carrying amount - asset	353	351	2	—
Carrying amount - liability	(513)	(479)	0	(34)

Change in cash flow hedge reserve	(67)	(83)	(7)	23
Gain (loss) recognized in other comprehensive income	(53)	(45)	(15)	7
Reclassification in financial result	(22)	(38)	—	16
Reclassification in operating income	(1)	—	(1)	—
Reclassification in initial carrying amount of hedged item	9	—	9	—

Cash flow hedge reserve	(267)	(245)	3	(25)
o/w related to unmatured hedging instruments	(721)	(696)	3	(28)
o/w related to discontinued hedges	454	451	0	3
Hedged item		Bonds and credit line	Purchases of handsets	Bonds and Leasing
			and equipment

		Current and non current	Property, plant and	Current and non current
Balance sheet item		financial liabilities	equipment	financial liabilities

Schedule of hedging instrument reserve

(in millions of euros)	December 31,
2017
Other comprehensive income related to unmatured hedging instruments	(686)
O/w Orange SA	(666)
O/w other entities	(20)
Reserve to be amortized for discontinued hedges	486
Other comprehensive income related to hedging instruments	(200)

Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of net finance costs and other comprehensive income on financial assets and liabilities

(in millions of euros)							Other
							compre-
	Finance costs, net						hensive income
	Cost of	Gains	Cost of net	Foreign	Other net	Finance	Reserves
	gross	(losses) on	financial	exchange	financial	costs, net
	financial	assets	debt	gains	expenses(2)
	debt(1)	contributing		(losses)
		to net
		financial
		debt
2019
Financial assets	—	5	5	31	(65)		(25)
Financial liabilities	(1,255)	—	(1,255)	(351)	—		—
Lease liabilities	—	—	—	—	(122)		—
Derivatives	146	—	146	397	—		144
Discounting expense	—	—	—	—	(39)		—
Total	(1,109)	5	(1,104)	76	(226)	(1,254)	119
2018
Financial assets	—	9	9	(17)	16		(22)
Financial liabilities	(1,395)	—	(1,395)	(353)	—		—
Derivatives	54	—	54	366	—		(67)
Discounting expense	—	—	—	—	(42)		—
Total	(1,341)	9	(1,332)	(4)	(26)	(1,362)	(89)
2017
Financial assets	—	11	11	(54)	(346)		20
Financial liabilities	(1,357)	—	(1,357)	1,217	—		—
Derivatives	83	—	83	(1,226)	—		49
Discounting expense	—	—	—	—	(43)		—
Total	(1,274)	11	(1,263)	(63)	(389)	(1,715)	69

(1)	Include interests on debt relating to financed assets for (1) million euros in 2019.
(2)	Include interest on lease liabilities for (122) million euros in 2019 and effects related to the investment in BT for (119) million euros in 2019, (51) million euros in 2018 and (372) million euros in 2017.

Schedule of net financial debt

(in millions of euros)		December 31,		December 31,	December 31,
	Note	2019		2018	2017
TDIRA	12.4	822		822	1,234
Bonds	12.5	30,893		27,070	25,703
Bank loans and from development organizations and multilateral lending institutions	12.6	4,013		3,664	2,961
Debt relating to financed assets		125		—	—
Finance lease liabilities		—		584	571
Cash collateral received	13.5	261		82	21
NEU Commercial Papers (1)		158		1,116	1,358
Bank overdrafts		203		318	193
Other financial liabilities		602	(2)	363	434
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt		37,076		34,019	32,475
Current and non-current Derivatives (liabilities)	12.8	436		845	963
Current and non-current Derivatives (assets)	12.8	(573)		(385)	(234)
Other comprehensive income components related to unmatured hedging instruments	12.8	(542)		(721)	(686)
Gross financial debt after derivatives (a)		36,397		33,758	32,518
Cash collateral paid (3)	13.5	(123)		(553)	(695)
Investments at fair value (4)	12.7	(4,696)		(2,683)	(2,647)
Cash equivalents		(3,651)		(2,523)	(3,166)
Cash		(2,462)		(2,558)	(2,167)	(5)
Assets included in the calculation of net financial debt (b)		(10,931)		(8,317)	(8,675)
Net financial debt (a) + (b)		25,466		25,441	23,843

(1)	Negotiable European Commercial Papers (formerly called “commercial papers”).
(2)	Include 500 million euros of subordinated notes (first call date on February 7, 2020) reclassified as a short term liability (see Note 14.4).
(3)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(4)	Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt (Note 12.7)
(5)	As of December 31, 2017, the amount does not take into account the effect of the escrowed amount of approximatively 346 million euros in February 2018 related to the Digicel litigation.

Schedule of changes in financial liabilities whose cash flows are disclosed in financing activities in the cash flow statement

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2018	flows	on cash flows				2019
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	822	—	—	—	—		822
Bonds	27,070	3,391	148	346	(63)	(1)	30,893
Bank loans and from development organizations and multilateral lending institutions	3,664	335	(30)	36	8		4,013
Finance lease liabilities	584	—	—	—	(584)		0
Debt relating to financed assets	—	(17)	—	—	143		125
Cash collateral received	82	179	—	—	—		261
NEU Commercial Papers	1,116	(958)	—	—	(1)		158
Bank overdrafts	318	(123)	(4)	5	7		203
Other financial liabilities	363	(10)	9	10	229		602
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	34,019	2,797	123	398	(261)		37,076
Net derivatives	460	26	(2)	(376)	(246)		(138)
Cash collateral paid	(555)	430	—	—	—		(123)
Cash flows from financing activities		3,253

(1) Mainly corresponding to changes in accrued interests.

(in millions of euros)	December 31, 2017	Cash flows	Other changes with no impact on cash flows				December 31, 2018
			Changes in the scope of consolidation	Foreign exchange movement	Other
TDIRA	1,234	(443)	—	—	31		822
Bonds	25,703	1,136	5	321	(95)	(1)	27,070
Bank loans and from development organizations and multilateral lending institutions	2,961	613	14	20	56		3,664
Finance lease liabilities	571	(123)	2	(1)	135		584
Cash collateral received	21	61	—	—	—		82
NEU Commercial Papers	1,358	(243)	—	(0)	1		1,116
Bank overdrafts	193	82	38	5	—		318
Other financial liabilities	434	(153)	135	8	(61)		363
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	32,475	930	194	353	67		34,019
Net derivatives	729	8	—	(339)	62		460
Cash collateral paid	(695)	140	—	—	—		(555)
Cash flows from financing activities		1,078

(1)	Mainly corresponding to changes in accrued interests.

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2016	flows	on cash flows				2017
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	1,212	—	—	—	22		1,234
Bonds	27,370	(460)	—	(1,104)	(103)	(1)	25,703
Bank loans and from development organizations and multilateral lending institutions	2,710	294	—	(54)	11		2,961
Finance lease liabilities	622	(96)	—	—	45		571
Cash collateral received	541	(520)	—	—	—		21
NEU Commercial Papers	542	818	—	(2)	—		1,358
Bank overdrafts	278	(66)	—	(19)	—		193
Other financial liabilities	250	196	—	(21)	9		434
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	33,525	166	—	(1,200)	(16)		32,475
Net derivatives	(399)	(66)	—	1,183	11		729
Cash collateral paid	(77)	(618)	—	—	—		(695)
Cash flows from financing activities		(518)

(1)	Mainly corresponding to changes in accrued interests.

Schedule of net financial debt by currency

(equivalent value in millions of euros at year-end closing rate)	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total
Gross financial debt after derivatives	24,959	4,718	3,800	25	216	148	594	1,937	36,397
Financial assets included in the calculation of net financial debt	(9,648)	(91)	(9)	(96)	(2)	(30)	(191)	(864)	(10,931)
Net debt by currency before effect of foreign exchange derivatives (1)	15,311	4,627	3,791	(71)	214	118	403	1,073	25,466
Effect of foreign exchange derivatives	9,124	(4,677)	(5,312)	1,505	—	—	—	(640)	—
Net financial debt by currency after effect of foreign exchange derivatives	24,436	(50)	(1,521)	1,435	214	118	403	433	25,466

(1)	Including the market value of derivatives in local currency.

Schedule of difference between nominal amount and sum of equity and debt components

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
Number of securities	57,981	57,981	89,398
Equity component before deferred taxes	196	196	303
Debt component	822	822	1,234
o/w accrued interests not yet due	4	4	7
Paid interest	18	27	27

Schedule of consolidated net income of investment

(in millions of euros)	2019	2018	2017
Impact of 2017 sale	—	—	(126)
Impact of 2018 sales	—	(2)	(22)
Impact of 2019 sale	(119)	(93)	(271)
Dividends received	—	44	47
Effect in the consolidated financial net income of the investment in BT	(119)	(51)	(372)

Schedule of derivatives

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
	Net	Net	Net
Hedging derivatives	324	(162)	(447)
Cash flow hedge derivatives	328	(160)	(447)
Fair value hedge derivatives	(4)	(2)	0
Derivatives held for trading (1)	(187)	(298)	(282)
Net derivatives(2)	138	(460)	(729)

(1)	Mainly due to the foreign exchange effects of the economic hedges against the revaluation of subordinated notes denominated in pounds sterling (equity instruments recognized at their historical value - see Note 14.4) for (136) million euros in 2019, (246) million euros in 2018 and (203) million euros in 2017.
(2)	Of which foreign exchange effects of the cross currency swaps (classified as hedging or held for trading) hedging foreign exchange risk on gross debt notional for 822 million euros in 2019, 512 million euros in 2018 and 125 million euros in 2017. The foreign exchange effects of the cross currency swaps is the difference between the notional converted at the closing rate and its notional converted at the opening rate (or at the trading day spot rate in case of new instrument).

Schedule of maturity analysis

	Notional amounts of hedging instruments per maturity
	(in millions of hedged currency units)
	2020	2021	2022	2023	2024
					and
					beyond
Orange SA
Cross currency swaps
CHF	—	—	—	—	500	(1)
GBP	238	517	—	—	2,512	(2)
HKD	—	—	—	1,110	939	(3)
NOK	—	—	—	—	1,300	(4)
USD	23	1,000	—	—	4,200	(5)
Interest rate swaps
EUR	—	255	—	—	100	(6)
FT Immo H
Interest rate swaps
EUR	13	48	57	—	40	(7)
FT Immo H
Forwards
EUR	158	—	—	—	—

(1)	400 MCHF with a maturity 2025 and 100 MCHF with a maturity 2029.
(2)	262 MGBP with a maturity 2025, 500 MGBP with a maturity 2028, 750 MGBP with a maturity 2032, 500 MGBP with a maturity 2034 and 500 MGBP with a maturity 2050.
(3)	939 MHKD with a maturity 2034.
(4)	500 MNOK with a maturity 2025 and 800 MNOK with a maturity 2028.
(5)	2,450 MUSD with a maturity 2031, 900 MUSD with a maturity 2042 and 850 MUSD with a maturity 2044.
(6)	100 MEUR with a maturity 2030.
(7)	40 MEUR with a maturity 2024.

Bonds, financial liabilities [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of borrowing

Notional	Initial nominal	Maturity	Interest rate (%)	Outstanding amount (in millions of euros)
currency	amount			December 31,	December 31,	December 31,
	(in millions of			2019	2018	2017
	currency units)
Bonds matured before December 31, 2019					4,399	7,396
EUR	25	February 10, 2020	4.200	25	25	25
EUR(1)	25	February 10, 2020	10Y CMS + 0.80	25	25	25
EUR	1,000	April 9, 2020	3.875	1,000	1,000	1,000
GBP	450	November 10, 2020	7.250	280	266	268
EUR	1,250	January 14, 2021	3.875	1,250	1,250	1,250
GBP(2)	517	June 27, 2021	0.375	608	578	583
USD	1,000	September 14, 2021	4.125	890	873	834
EUR	255	October 13, 2021	10Y CMS + 0.69	255	255	255
EUR	272	December 21, 2021	10Y TEC + 0.50	272	272	272
EUR	650	January 15,2022	0.500	650	—	—
EUR	1,000	June 15, 2022	3.000	1,000	1,000	1,000
EUR	500	September 16, 2022	3.375	500	500	500
EUR(3)	150	February 6,2023	EUR 3M + 5.5	150	—	—
EUR	500	March 1, 2023	2.500	500	500	500
EUR	750	September 11, 2023	0.750	750	750	750
HKD	700	October 6, 2023	3.230	80	78	75
HKD	410	December 22, 2023	3.550	47	46	44
EUR	650	January 9, 2024	3.125	650	650	650
EUR	1,250	July 15, 2024	1.125	1,250	—	—
EUR	750	May 12, 2025	1.000	750	750	750
EUR	800	September 12, 2025	1.000	800	800	—
NOK	500	September 17, 2025	3.350	51	50	51
CHF	400	November 24, 2025	0.200	369	—	—
GBP	350	December 5, 2025	5.250	308	293	296
MAD(4)	1,090	December 18, 2025	3.970	87	100	—
MAD(4)	720	December 18, 2025	1Y BDT + 1.00	57	66	—
EUR	750	September 4, 2026	—	750	—	—
EUR	75	November 30, 2026	4.125	75	75	75
MAD(4)	1,002	December 10, 2026	3.400	93	—	—
MAD(4)	788	December 10, 2026	1Y BDT + 0.85	73	—	—
EUR	750	February 3, 2027	0.875	750	750	750
EUR	500	September 9, 2027	1.500	500	500	500
EUR	1,000	March 20, 2028	1.375	1,000	1,000	—
EUR	50	April 11, 2028	3.220	50	50	50
NOK	800	July 24, 2028	2.955	81	80	—
GBP	500	November 20, 2028	8.125	588	559	564
EUR	1,250	January 15, 2029	2.000	1,250	—	—
EUR	150	April 11, 2029	3.300	150	150	150
CHF	100	June 22, 2029	0.625	92	—	—

(1)	Bond measured at fair value through profit or loss.
(2)	Exchangeable bonds in BT shares (see below).
(3)	Bond issued in 2018 by SecureLink at Euribor 3M (floored at 0) + 5.5%.
(4)	Bonds issued by Médi Telecom.Bonds bearing 1Y BDT rate corresponds to 52 weeks Moroccan treasury bonds rate (recalculated once a year).

Notional	Initial nominal	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	amount				December 31,	December 31,	December 31,
	(in millions of				2019	2018	2017
	currency units)
EUR	1,000	January 16, 2030	1.375		1,000	1,000	—
EUR	1,200	September 12, 2030	1.875		1,200	1,200	—
EUR	105	September 17, 2030	2.600		105	105	105
EUR	100	November 6, 2030	0.091	(5)	100	100	100
USD	2,500	March 1, 2031	9.000	(6)	2,191	2,150	2,052
EUR	300	May 29, 2031	1.342		300	—	—
EUR	50	December 5, 2031	4.300	(zero coupon)	69	67	64
EUR	50	December 8, 2031	4.350	(zero coupon)	70	67	65
EUR	50	January 5, 2032	4.450	(zero coupon)	68	65	62
GBP	750	January 15, 2032	3.250		882	—	—
EUR	1,000	September 4, 2032	0.500		1,000	—	—
EUR	1,500	January 28, 2033	8.125		1,500	1,500	1,500
EUR	55	September 30, 2033	3.750		55	55	55
GBP	500	January 23, 2034	5.625		588	559	564
HKD	939	June 12, 2034	3.070		107	—	—
EUR	300	July 11, 2034	1.200		300	—	—
EUR	50	April 16, 2038	3.500		50	50	50
USD	900	January 13, 2042	5.375		801	786	750
USD	850	February 6, 2044	5.500		757	742	709
EUR	750	September 4, 2049	1.375		750	—	—
GBP	500	November 22, 2050	5.375		588	559	564
Outstanding amount of bonds					30,537	26,695	25,253
Accrued interest					532	527	550
Amortized cost					(176)	(152)	(100)
Total					30,893	27,070	25,703

(5)	Bond bearing interests at a fixe rate of 2% until 2017 and then at CMS 10 years x 166% (0.091% until November 2020). The variable rate is floored at 0% and capped at 4% until 2023 and at 5% beyond.
(6)	Bond with a step-up clause (clause that triggers a change in interest payments of Orange's credit rating from the rating agencies changes). See Note 13.3.

Bank loans and from development organizations and multilateral lending institutions [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of borrowing

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Sonatel	380	343	289
Médi Telecom	282	335	385
Orange Côte d’Ivoire	237	225	275
Orange Egypt	213	210	183
Orange Mali	203	200	64
Orange Cameroon	82	105	101
Orange Jordanie	77	31	46
Other	150	127	130
Bank loans	1,625	1,574	1,473
Orange SA(1)	2,356	2,023	1,388
Orange Espagne	33	67	100
Loans from development organizations and multilateral lending institutions(2)	2,389	2,090	1,488
Total	4,013	3,664	2,961

(1)	Orange SA negotiated with the European Investment Bank a loan of 350 million euros (maturity in 2026) in 2019 and two loans in 2018 for a total notional of 650 million euros (maturity in 2025).
(2)	Primarily the European Investment Bank.